Notes Related to the Consolidated Statement of Income (Loss) - Basic Earnings (Loss) per Share and Diluted Earnings (Loss) per Share (Parenthetical) (Detail)	Dec. 31, 2019 shares
Earnings Per Share [Abstract]
Number of treasury shares held	2,500